Compensation Options (Details 1) - $ / shares	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Statement [Line Items]
Number of Compensation Options	2,486,803
Number of Compensation Options		471,178
Compensation Options Three Exercisable Into[Member]
Statement [Line Items]
Common shares	47,875
Share Purchase warrants	0
Exercise price	$ 0
Compensation Options One Exercisable Into[Member]
Statement [Line Items]
Common shares	537,143
Share Purchase warrants	537,143
Exercise price	$ 0.60
Expiry date	Dec. 02, 2023
Compensation Options Two Exercisable Into[Member]
Statement [Line Items]
Common shares	1,967,750
Share Purchase warrants	1,967,750
Exercise price	$ 0.50
Expiry date	May 28, 2024
Compensation Options One[Member]
Statement [Line Items]
Exercise price	$ 0.50
Expiry date	Dec. 02, 2023
Number of Compensation Options	471,178
Compensation Options Two[Member]
Statement [Line Items]
Exercise price	$ 0.40
Expiry date	May 28, 2024
Number of Compensation Options	1,967,750
Compensation Options Three[Member]
Statement [Line Items]
Exercise price	$ 0.50
Expiry date	May 28, 2024
Number of Compensation Options	47,875
Compensation Options Exercisable[Member]
Statement [Line Items]
Common shares	2,552,768
Share Purchase warrants	2,504,893